Morgan Stanley International Value Equity Fund
Letter to the Shareholders [|] August 31, 2002



Dear Shareholder:

The 12-month period ended August 31, 2002, was one of the most volatile and challenging periods for the world's equity markets in decades. Global equity markets rallied sharply during the fourth quarter of 2001 after the initial fallout from the September 11 terrorist attacks as investors shifted assets out of defensive sectors into industrial, consumer cyclical and growth sectors.

During the first quarter of 2002, however, the markets reversed direction as a string of cautious outlook statements during the reporting season, a slew of high-profile corporate bankruptcies and accounting scandals once again deflated investor confidence and undermined expectations of a so-called V-shaped recovery. The technology, media and telecommunications sectors bore the brunt of the sell-off, while investors sought the relative stability of consumer staples, utilities and energy stocks.

The familiar rotation between defensive and economically sensitive sectors continued throughout much of this year into mid summer. In July, global equity markets experienced a battering, characterized by extreme same-day swings and the breaching of the lows recorded last September. The sell-off was broadly based and indiscriminate, symptomatic of the apparent forced selling from insurance companies reducing equity exposure to shore up solvency ratios and heavy outflows from equity funds. The hitherto defensive sectors (consumer staples, energy, utilities) were brutalized in equal measure, as were the more economically sensitive sectors (financials, industrials, consumer discretionary). Somewhat surprisingly, the telecom sector, having performed so dismally earlier in the year, was the only group to escape unscathed, recording a slightly positive return for the month.

The U.S. dollar has become one of the hottest talking points of the year. The structural imbalances in the U.S. economy that could be discounted during more robust economic times have suddenly come to the forefront of investors' minds. In the past, the large and growing U.S. dollar current-account deficit has been financed by foreign investors willing to purchase U.S. assets. However, with the appeal of U.S. assets declining, foreign investors may no longer be so keen to plug the gap. Potentially, the U.S. dollar has a long way to fall and, although a falling dollar may improve non-dollar asset returns for U.S. investors, dollar weakness is very much a double-edged sword. The Euro bloc in particular has benefited from the weakness of the euro over the last three years and corporate profits have been enhanced, disguising to some extent the lack of productivity growth relative to the U.S. resulting from Europe's more rigid labor markets. We must therefore take these factors into account in evaluating earnings downgrades for European exporters and from companies with significant U.S. operations as a result of the 11 percent appreciation of the euro against the dollar.


Performance and Portfolio Strategy

For the year ended August 31, 2002, Morgan Stanley International Value Equity Fund's Class A, B, C and D shares posted total returns of -3.03 percent, -3.74 percent, -3.73 percent and -2.82 percent,

Morgan Stanley International Value Equity Fund
LETTER TO THE SHAREHOLDERS [|] AUGUST 31, 2002 continued



respectively. For the same period, the Morgan Stanley Capital International
(MSCI) EAFE Index returned -14.95 percent. The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included performance would be lower.

The reasons for the Fund's outperformance have been fairly consistent on a year-to-date basis-namely, stock selection in technology and consumer staples coupled with an overweighting in the latter.

The highly volatile and indiscriminate nature of the July sell-off provided opportunities to add to existing, high-quality positions at what we believe to be bargain prices. We added to positions in GlaxoSmithKline and Aventis, as well as positions in Unilever and Royal Dutch Petroleum, which were unceremoniously ejected from the S&P indexes creating additional technical selling pressure from index funds. The near panic selling of financials also provided attractive entry points and we established positions in the French banks-BNP Paribas and Societe Generale-where we have a high degree of comfort with their capital adequacy, asset quality and risk management capabilities. A position was also initiated in Volkswagen, based on its wide discount to its peers as well as its absolute valuation. Volkswagen's new model cycle, high exposure to an already depressed German auto market, and relatively low exposure to the U.S. market provide additional comfort. In the United Kingdom, Reed Elsevier, Reckitt Benckiser and WPP were also added to the Fund's portfolio.

Purchases were funded from two sources. First, the relative outperformance (in dollar terms) of Japan this year substantially closed the valuation anomaly that we had identified back in January and February. We therefore trimmed selected Japanese holdings, reducing our weighting in Japan from over 25 percent to slightly less than 20 percent. Second, we also trimmed positions in a number of European stocks that held up well in absolute terms.

The portfolio remains defensively positioned, with overweighted positions in consumer staples and pharmaceuticals and an underweighting in utilities. The long-standing underweighted positions in financials and technology remain. The Fund's exposure to the telecom sector, has however increased to 10 percent (versus 6.6 percent for the benchmark), largely through relative outperformance of our holdings.

Looking Ahead

While it is premature to call the bottom, the July rout carried some of the hallmarks of investor capitulation, and valuations across the board have become more reasonable. The greatest dangers remain the cracking of the U.S. consumer's nerve together with the highly indebted U.S. corporate sector. If U.S. consumers reduce their spending, the prospect of a double dip looms large and the unwinding of the bubble excesses will have some way to go. Unfortunately, the latest economic data and confidence indicators make this scenario increasingly likely. Although equity markets enjoyed a brief respite during the month of August, the macroeconomic outlook nevertheless remains unclear. Data from the U.S.

Morgan Stanley International Value Equity Fund
LETTER TO THE SHAREHOLDERS [|] AUGUST 31, 2002 continued



economy, particularly regarding the all-important health of the U.S. consumer, remains confused. However, the risks of a double dip and deflationary conditions continue to grow and are, in our opinion, just as likely as a re-inflationary economic recovery. Until the macroeconomic outlook becomes more apparent, current equity market levels are likely to represent the high-water mark of a trading range bounded at the opposite end by the lows of mid-July. Neither earnings growth nor valuation support a move to higher ground.

We appreciate your ongoing support of Morgan Stanley International Value Equity Fund and look forward to continuing to serve your investment needs.


Very truly yours,




/s/ Charles A. Fiumefreddo                 /s/ Mitchell M. Merin


Charles A. Fiumefreddo                     Mitchell M. Merin
Chairman of the Board                      President and CEO




Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley International Value Equity Fund
FUND PERFORMANCE [|] AUGUST 31, 2002


                                GROWTH OF $10,000
                                 ($ i Thousands)

[GRAPHIC OMITTED]

        Date          Class A        Class B        Class C            Class D             MSCE EAFE
----------------------------------------------------------------------------------------------------------
  April 26, 2001        $9,475        $10,000         $10,000           $10,000              $10,000
   May 31, 2001         $9,456         $9,970          $9,970            $9,980               $9,710
 August 31, 2001        $9,096         $9,570          $9,570            $9,600               $8,912
 November 30, 2001      $8,925         $9,380          $9,370            $9,430               $8,517
 February 28, 2002      $8,849         $9,273          $9,273            $9,350               $8,170
   May 31, 2002         $9,682        $10,130         $10,130           $10,239               $8,779
 August 31, 2002        $8,821 (3)     $8,847 (3)      $9,213 (3)        $9,330 (3)           $7,580


            -- Class A  -- Class B  -- Class C  -- Class D  -- MSCI EAFE Index (4)





Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.


          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED AUGUST 31, 2002
          -----------------------------------------------------------

                          Class A Shares*
-------------------------------------------------------------------
1 Year                               (3.03)%(1)         (8.12)%(2)
Since Inception (4/26/01)            (5.17)%(1)         (8.90)%(2)


                         Class B Shares**
-------------------------------------------------------------------
1 Year                               (3.74)%(1)         (8.51)%(2)
Since Inception (4/26/01)            (5.91)%(1)         (8.70)%(2)


                         Class C Shares+
-------------------------------------------------------------------
1 Year                               (3.73)%(1)         (4.69)%(2)
Since Inception (4/26/01)            (5.91)%(1)         (5.91)%(2)


               Class D Shares++
-------------------------------------------------
1 Year                               (2.82)%(1)
Since Inception (4/26/01)            (5.02)%(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on August 31, 2002.
(4) The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*     The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS [|] AUGUST 31, 2002


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          ------------------
                       Common Stocks (94.2%)
                       Australia (1.6%)
                       Major Telecommunications
1,463,600              Telstra Corp., Ltd. ................   $  3,916,471
                                                              ------------
                       Belgium (0.7%)
                       Financial Conglomerates
 92,900                Fortis .............................      1,671,695
                                                              ------------
                       Denmark (0.5%)
                       Food: Specialty/Candy
 35,739                Danisco AS .........................      1,297,134
                                                              ------------
                       Finland (1.1%)
                       Telecommunication Equipment
205,600                Nokia Oyj ..........................      2,749,027
                                                              ------------
                       France (8.2%)
                       Electrical Products
  3,660                Schneider Electric S.A. ............        168,513
                                                              ------------
                       Food: Major Diversified
 45,450                Groupe Danone+  ....................      5,675,443
                                                              ------------
                       Industrial Specialties
 54,600                Compagnie de Saint-Gobain ..........      1,634,825
                                                              ------------
                       Major Banks
 32,640                BNP Paribas S.A. ...................      1,523,950
 32,600                Societe Generale (A Shares) ........      1,934,607
                                                              ------------
                                                                 3,458,557
                                                              ------------
                       Oil Refining/Marketing
 29,900                TotalFinaElf S.A.+  ................      4,267,901
                                                              ------------
                       Pharmaceuticals: Major
 95,155                Aventis S.A.+  .....................      5,609,491
                                                              ------------
                       Total France .......................     20,814,730
                                                              ------------
                       Germany (3.1%)
                       Industrial Conglomerates
 38,080                RWE AG .............................      1,399,998
                                                              ------------
                       Major Banks
 10,000                Deutsche Bank AG
                       (Registered Shares) ................        620,336
                                                              ------------
                       Major Telecommunications
188,000                Deutsche Telekom AG
                       (Registered Shares)+  ..............      2,111,362
                                                              ------------
                       Motor Vehicles
 30,385                Volkswagen AG ......................      1,384,064
                                                              ------------
                       Multi-Line Insurance
 12,817                Muenchener Rueckver AG
                       (Registered Shares) ................      2,336,435
                                                              ------------
                       Total Germany ......................      7,852,195
                                                              ------------
                       Hong Kong (0.3%)
                       Real Estate Development
492,000                Hong Kong Land Holdings
                       Ltd. ...............................        683,880
                                                              ------------
                       Italy (2.8%)
                       Integrated Oil
238,000                ENI SpA+  ..........................      3,607,472
                                                              ------------
                       Major Telecommunications
644,100                Telecom Italia SpA+  ...............      3,452,429
                                                              ------------
                       Total Italy ........................      7,059,901
                                                              ------------
                       Japan (19.7%)
                       Advertising/Marketing Services
 18,800                Asatsu - DK Inc. ...................        356,691
                                                              ------------




                       Broadcasting
    360                Fuji Television Network, Inc. ......      1,733,367
                                                              ------------
                       Chemicals: Major Diversified
213,000                Asahi Kasei Corp. ..................        626,840
                                                              ------------
                       Commercial Printing/Forms
230,000                Dai Nippon Printing Co., Ltd........      2,643,478
132,000                Toppan Printing Co., Ltd. ..........      1,186,542
                                                              ------------
                                                                 3,830,020
                                                              ------------

                        See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS [|] AUGUST 31, 2002 continued




      NUMBER OF
       SHARES                                                           VALUE
--------------------                                            ----------------
                       Computer Processing Hardware
    705,000            Fujitsu Ltd. .........................   $  3,804,705
                                                                ------------
                       Containers/Packaging
    122,000            Toyo Seikan Kaisha, Ltd. .............      1,409,394
                                                                ------------
                       Electric Utilities
     28,300            Tokyo Electric Power Co. .............        583,468
                                                                ------------
                       Electrical Products
    214,000            Sumitomo Electric Industries
                       Ltd. .................................      1,376,862
                                                                ------------
                        Electronic Equipment/Instruments
     72,000            Canon, Inc. ..........................      2,464,963
    126,000            Matsushita Electric Industrial
                       Co., Ltd. ............................      1,516,165
     94,000            Mitsubishi Electric Corp.* ...........        324,985
                                                                ------------
                                                                   4,306,113
                                                                ------------
                       Food: Retail
     49,800            Lawson, Inc. .........................      1,532,760
                                                                ------------
                       Gas Distributors
    440,000            Tokyo Gas Co., Ltd. ..................      1,254,069
                                                                ------------
                       Home Building
    279,000            Sekisui House, Ltd. ..................      2,039,742
                                                                ------------
                       Investment Banks/Brokers
    263,000            Daiwa Securities Group Inc. ..........      1,366,119
                                                                ------------
                       Major Banks
        621            Mizuho Holdings, Inc. ................      1,330,078
                                                                ------------
                       Major Telecommunications
        672            Nippon Telegraph & Telephone
                       Corp. ................................      2,640,627
                                                                ------------
                       Motor Vehicles
    104,000            Toyota Motor Corp. ...................      2,573,910
                                                                ------------
                       Pharmaceuticals: Major
    218,000            Sankyo Co., Ltd. .....................      2,943,064
                                                                ------------
                       Pharmaceuticals: Other
     38,000            Shionogi & Co., Ltd. .................        396,374
    179,700            Yamanouchi Pharmaceutical
                       Co., Ltd. ............................      4,220,124
                                                                ------------
                                                                   4,616,498
                                                                ------------
                       Property - Casualty Insurers
        439            Millea Holdings, Inc.* ...............      3,561,160
    387,000            Mitsui Sumitomo Insurance
                       Co. ..................................      1,928,637
                                                                ------------
                                                                   5,489,797
                                                                ------------
                       Recreational Products
     62,000            Fuji Photo Film Co., Ltd. ............      1,892,571
                                                                ------------
                       Semiconductors
     11,900            Rohm Co., Ltd. .......................      1,623,594
                                                                ------------
                       Tobacco
        366            Japan Tobacco, Inc. ..................      2,484,442
                                                                ------------
                       Total Japan ..........................     49,814,731
                                                                ------------
                       Netherlands (9.2%)
                       Beverages: Alcoholic
     47,000            Heineken NV ..........................      1,912,960
                                                                ------------
                       Financial Conglomerates
     59,400            ING Groep NV
                       (Share Certificates)\^ ...............      1,298,047
                                                                ------------
                       Food: Major Diversified
     83,360            Unilever NV
                       (Share Certificates) .................      4,930,529
                                                                ------------




                       Food: Specialty/Candy
     52,894            CSM NV (Share Certificates) ..........      1,230,647
                                                                ------------
                       Industrial Conglomerates
     53,800            Koninklijke (Royal) Philips
                       Electronics NV .......................      1,077,436
                                                                ------------
                       Industrial Specialties
     79,131            Akzo Nobel NV ........................      2,953,504
                                                                ------------

                        See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS [|] AUGUST 31, 2002 continued


      NUMBER OF
       SHARES                                                            VALUE
--------------------                                             ---------------
                       Integrated Oil
    144,970            Royal Dutch Petroleum Co. .............   $  6,546,584
                                                                 ------------
                       Major Banks
     70,840            ABN AMRO Holding NV ...................      1,155,815
                                                                 ------------
                       Major Telecommunications
    406,970            Koninklijke (Royal) KPN NV* ...........      2,233,331
                                                                 ------------
                       Total Netherlands .....................     23,338,853
                                                                 ------------
                       Portugal (0.2%)
                       Electric Utilities
    357,000            Electricidade de Portugal,
                       S.A.+  ................................        585,280
                                                                 ------------
                       South Korea (1.4%)
                       Semiconductors
     26,065            Samsung Electronics Co., Ltd.
                       (GDR) - 144A** ........................      3,590,454
                                                                 ------------
                       Spain (1.3%)
                       Electric Utilities
    108,700            Iberdrola S.A. ........................      1,403,247
                                                                 ------------
                       Major Telecommunications
    202,494            Telefonica S.A.* ......................      1,858,671
                                                                 ------------
                       Total Spain ...........................      3,261,918
                                                                 ------------
                       Sweden (1.3%)
                       Major Banks
     98,800            ForeningsSparbanken AB ................      1,074,039
                                                                 ------------
                       Regional Banks
    448,900            Nordea AB .............................      2,109,847
                                                                 ------------
                       Total Sweden ..........................      3,183,886
                                                                 ------------
                       Switzerland (7.8%)
                       Building Products
      5,350            Schindler Holding AG ..................        957,143
                                                                 ------------
                       Construction Materials
      6,656            Holcim Ltd. (B Shares)+  ..............      1,239,669
                                                                 ------------
                       Financial Conglomerates
     59,330            UBS AG
                       (Registered Shares)+ * ................      2,800,154
                                                                 ------------
                       Food: Major Diversified
     30,110            Nestle S.A.
                       (Registered Shares)+  .................      6,472,243
                                                                 ------------
                       Major Banks
     25,945            Credit Suisse Group* ..................        604,459
                                                                 ------------
                       Multi-Line Insurance
      5,290            Zurich Financial Services AG ..........        524,409
                                                                 ------------
                       Pharmaceuticals: Major
    114,835            Novartis AG
                       (Registered Shares)+  .................      4,668,526
     32,239            Roche Holdings AG+  ...................      2,318,927
                                                                 ------------
                                                                    6,987,453
                                                                 ------------
                       Total Switzerland .....................     19,585,530
                                                                 ------------
                       United Kingdom (35.0%)
                         Advertising/Marketing Services
    443,300            WPP Group PLC .........................      3,268,557
                                                                 ------------
                       Aerospace & Defense
    575,800            BAE Systems PLC+  .....................      2,729,257
    344,015            Rolls-Royce PLC .......................        750,028
                                                                 ------------
                                                                    3,479,285
                                                                 ------------
                       Aluminum
    179,338            BHP Billiton PLC ......................        847,274
                                                                 ------------
                       Beverages: Alcoholic
    706,346            Allied Domecq PLC+  ...................      4,474,992
                                                                 ------------



                         Catalog/Specialty Distribution
    328,229            GUS PLC ...............................      2,547,218
                                                                 ------------
                       Chemicals: Specialty
    179,787            BOC Group PLC .........................      2,648,440
                                                                 ------------
                       Electric Utilities
     98,400            National Grid Group PLC ...............        688,184
                                                                 ------------

                        See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS [|] AUGUST 31, 2002 continued




      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        --------------------
                       Financial Conglomerates
  302,300              HSBC Holdings PLC ................       $  3,444,072
  282,789              Lloyds TSB Group PLC .............          2,448,644
                                                                ------------
                                                                   5,892,716
                                                                ------------
                       Food: Retail
  550,100              Sainsbury (J.) PLC+  .............          2,696,912
                                                                ------------
                       Food: Specialty/Candy
  735,100              Cadbury Schweppes PLC+  ..........          5,326,128
                                                                ------------
                       Gas Distributors
  879,400              Lattice Group PLC ................          2,342,968
                                                                ------------
                       Household/Personal Care
   99,100              Reckitt Benckiser PLC ............          1,835,931
                                                                ------------
                       Integrated Oil
  765,300              BP PLC+  .........................          5,933,176
                                                                ------------
                       Life/Health Insurance
  252,100              Prudential Corp. PLC .............          1,987,660
                                                                ------------
                       Major Banks
  470,600              Barclays PLC .....................          3,382,372
                                                                ------------
                       Miscellaneous Commercial
                       Services
1,627,073              Hays PLC .........................          3,370,949
  915,378              Rentokil Initial PLC .............          3,378,196
                                                                ------------
                                                                   6,749,145
                                                                ------------
                       Multi-Line Insurance
  102,300              Aviva PLC ........................            790,729
                                                                ------------
                       Other Transportation
  157,900              BAA PLC ..........................          1,357,458
                                                                ------------
                       Pharmaceuticals: Major
  463,600              GlaxoSmithKline PLC ..............          8,732,295
                                                                ------------
                       Publishing: Books/Magazines
  701,200              Reed Elsevier PLC ................          6,267,136
                                                                ------------
                       Pulp & Paper
  183,700              Bunzl PLC ........................          1,326,009
                                                                ------------
                       Tobacco
  330,053              British American Tobacco
                       PLC ..............................          3,839,503
  250,458              Imperial Tobacco Group PLC+ ......          4,182,203
                                                                ------------
                                                                   8,021,706
                                                                ------------
                       Wholesale Distributors
  135,700              Wolseley PLC .....................          1,238,074
                                                                ------------
                       Wireless Telecommunications
4,006,700              Vodafone Group PLC+  .............          6,423,602
                                                                ------------
                       Total United Kingdom .............         88,257,967
                                                                ------------
                       Total Common Stocks
                       (Cost $248,240,474) ..............        237,663,652
                                                                ------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------
                       Short-Term Investment (6.7%)
                       Repurchase Agreement
$  16,844              Joint repurchase agreement
                         account 1.87% due
                         09/03/02 (dated
                         08/30/02; proceeds
                         $16,847,500) (a)
                         (Cost $16,844,000) .............           16,844,000
                                                                  ------------
Total Investments
(Cost $265,084,474) (b)..................................  100.9%  254,507,652
Liabilities in Excess of Other
Assets ..................................................  ( 0.9)   (2,161,747)
                                                           -----  ------------
Net Assets ..............................................  100.0% $252,345,905
                                                           =====  ============

---------------------------
GDR   Global Depository Receipt.
 *    Non-income producing security.
**    Resale is restricted to qualified institutional investors.
 + Some of these securities are segregated in connection with open forward foreign currency contracts.
(a)   Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,748,321 and the aggregate gross unrealized depreciation is $19,325,143, resulting in net unrealized depreciation of $10,576,822.


                        See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS [|] AUGUST 31, 2002 continued

Forward Foreign Currency Contracts Open at August 31, 2002:


                                                        UNREALIZED
    CONTRACTS TO              IN           DELIVERY   APPRECIATION/
      DELIVER            EXCHANGE FOR        DATE     (DEPRECIATION)
-------------------  -------------------- ---------- ---------------
$         352,680        CHF     525,656   09/03/02      $(1,775)
$         418,461        EUR     424,575   09/03/02       (1,656)
$       2,042,299        GBP   1,316,763   09/03/02       (2,633)
$           7,102        JPY     840,647   09/03/02          (14)
$          76,194        SEK     709,898   09/03/02         (535)
GBP     8,800,000        EUR  13,949,433   11/08/02       78,017
JPY 1,375,000,000        EUR  11,842,439   11/14/02       51,906)
                                                         -------
  Net unrealized appreciation ......................     $19,498
                                                         =======

Currency
----------------------
Abbreviations:
----------------------
GBP   British Pound.
EUR   Euro.
JPY   Japanese Yen.
SEK   Swedish Krona.
CHF   Swiss Franc.


                        See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
SUMMARY OF INVESTMENTS [|] AUGUST 31, 2002

                                                            PERCENT OF
INDUSTRY                                  VALUE             NET ASSETS
------------------------------   ----------------------   -------------
Advertising/Marketing
   Services ..................       $  3,625,248               1.4%
Aerospace & Defense ..........          3,479,285               1.4
Aluminum .....................            847,274               0.3
Beverages: Alcoholic .........          6,387,952               2.5
Broadcasting .................          1,733,367               0.7
Building Products ............            957,143               0.4
Catalog/Specialty
   Distribution ..............          2,547,218               1.0
Chemicals: Major
   Diversified ...............            626,840               0.3
Chemicals: Specialty .........          2,648,440               1.1
Commercial Printing/Forms.....          3,830,020               1.5
Computer Processing
   Hardware ..................          3,804,705               1.5
Construction Materials .......          1,239,669               0.5
Containers/Packaging .........          1,409,394               0.6
Electric Utilities ...........          3,260,179               1.3
Electrical Products ..........          1,545,375               0.6
Electronic
   Equipment/Instruments .....          4,306,113               1.7
Financial Conglomerates ......         11,662,612               4.6
Food: Retail .................          4,229,672               1.7
Food: Major Diversified ......         17,078,215               6.8
Food: Specialty/Candy ........          7,853,909               3.1
Gas Distributors .............          3,597,037               1.4
Home Building ................          2,039,742               0.8
Household/Personal Care ......          1,835,931               0.7
Industrial Conglomerates .....          2,477,434               1.0
Industrial Specialties .......          4,588,329               1.8
Integrated Oil ...............         16,087,232               6.4
Investment Banks/Brokers .....          1,366,119               0.5
Life/Health Insurance ........          1,987,660               0.8
Major Banks ..................         11,625,656               4.6
Major Telecommunications......         16,212,891               6.4
Miscellaneous Commercial
   Services ..................          6,749,145               2.7
 Motor Vehicles ..............          3,957,974               1.6
 Multi-Line Insurance ........          3,651,573               1.4
 Oil Refining/Marketing ......          4,267,901               1.7
 Other Transportation ........          1,357,458               0.5
 Pharmaceuticals: Major ......         24,272,303               9.6
 Pharmaceuticals: Other ......          4,616,498               1.8
 Property - Casualty
    Insurers .................          5,489,797               2.2
 Publishing:
    Books/Magazines ..........          6,267,136               2.5
 Pulp & Paper ................          1,326,009               0.5
 Real Estate Development .....            683,880               0.3
 Recreational Products .......          1,892,571               0.8
 Regional Banks ..............          2,109,847               0.8
 Repurchase Agreement ........         16,844,000               6.7
 Semiconductors ..............          5,214,048               2.1
 Telecommunication
    Equipment ................          2,749,027               1.1
 Tobacco .....................         10,506,148               4.2
 Wholesale Distributors ......          1,238,074               0.5
 Wireless
    Telecommunications .......          6,423,602               2.5
                                     ------------             -----
                                     $254,507,652             100.9%
                                     ============             =====

                                                         PERCENT OF
TYPE OF INVESTMENT                     VALUE             NET ASSETS
-------------------------------   ---------------        -----------
Common Stocks .................   $237,663,652               94.2%
Short-Term Investment .........     16,844,000                6.7
                                  ------------              -----
                                  $254,507,652              100.9%
                                  ============              =====



                        See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2002


Assets:
Investments in securities, at value
  (cost $265,084,474).........................   $254,507,652
Unrealized appreciation on open forward
  foreign currency contracts .................         19,498
Cash (including $281,958 in foreign
  currency) ..................................        282,474
Receivable for:
   Shares of beneficial interest sold ........      1,852,883
   Investments sold ..........................      1,246,083
   Dividends .................................        518,849
   Foreign withholding taxes reclaimed .......        179,146
Prepaid expenses and other assets ............         50,630
                                                 -------------
   Total Assets ..............................    258,657,215
                                                 -------------
Liabilities:
Payable for:
   Investments purchased .....................      5,662,863
   Investment management fee .................        207,029
   Shares of beneficial interest redeemed.....        183,534
   Distribution fee ..........................        141,281
Accrued expenses and other payables ..........        116,603
                                                 -------------
   Total Liabilities .........................      6,311,310
                                                 -------------
   Net Assets ................................   $252,345,905
                                                 ============
Composition of Net Assets:
Paid-in-capital ..............................   $268,808,177
Net unrealized depreciation ..................    (10,556,010)
Accumulated undistributed net investment
  income .....................................      1,303,867
Accumulated net realized loss ................     (7,210,129)
                                                 -------------
   Net Assets ................................   $252,345,905
                                                 ============
Class A Shares:
Net Assets ...................................     $9,297,371
Shares Outstanding (unlimited authorized,
  $.01 par value).............................      1,009,044
   Net Asset Value Per Share .................          $9.21
                                                        =====
   Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
        asset value) .........................          $9.72
                                                        =====
Class B Shares:
Net Assets ...................................   $143,199,536
Shares Outstanding (unlimited authorized,
  $.01 par value).............................     15,675,227
   Net Asset Value Per Share .................          $9.14
                                                        =====
Class C Shares:
Net Assets ...................................    $23,946,496
Shares Outstanding (unlimited authorized,
  $.01 par value).............................      2,621,629
   Net Asset Value Per Share .................          $9.13
                                                        =====
Class D Shares:
Net Assets ...................................    $75,902,502
Shares Outstanding (unlimited authorized,
  $.01 par value).............................      8,221,604
   Net Asset Value Per Share .................          $9.23
                                                        =====

Statement of Operations
For the year ended August 31, 2002


Net Investment Loss:
Income
Dividends (net of $532,183 foreign
  withholding tax) .........................   $ 3,910,725
Interest ...................................       220,574
                                               -----------
   Total Income ............................     4,131,299
                                               -----------
Expenses
Investment management fee ..................     1,905,182
Distribution fee (Class A shares) ..........        21,808
Distribution fee (Class B shares) ..........     1,286,404
Distribution fee (Class C shares) ..........       189,600
Transfer agent fees and expenses ...........       362,121
Custodian fees .............................       176,858
Registration fees ..........................        98,491
Offering costs .............................        81,751
Professional fees ..........................        58,962
Shareholder reports and notices ............        47,779
Trustees' fees and expenses ................        10,253
Other ......................................        24,184
                                               -----------
   Total Expenses ..........................     4,263,393
                                               -----------
   Net Investment Loss .....................      (132,094)
                                               -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
     Investments ...........................    (6,569,326)
     Foreign exchange transactions .........     1,441,367
                                               -----------
   Net Realized Loss .......................    (5,127,959)
                                               -----------
Net change in unrealized appreciation/
     depreciation on:
     Investments ...........................    (3,900,048)
     Translation of forward foreign
        currency contracts and other
        assets and liabilities
        denominated in foreign
        currencies .........................       (33,171)
                                               -----------
   Net Depreciation ........................    (3,933,219)
                                               -----------
   Net Loss ................................    (9,061,178)
                                               -----------
Net Decrease ...............................   $(9,193,272)
                                               ===========


                        See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets


                                                                                                FOR THE PERIOD
                                                                                FOR THE YEAR    APRIL 26, 2001*
                                                                                   ENDED            THROUGH
                                                                              AUGUST 31, 2002   AUGUST 31, 2001
                                                                             ----------------- ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss) ...............................................   $   (132,094)     $    120,120
Net realized gain (loss) ...................................................     (5,127,959)          292,793
Net change in unrealized depreciation ......................................     (3,933,219)       (6,622,791)
                                                                               ------------      ------------
  Net Decrease .............................................................     (9,193,272)       (6,209,878)
                                                                               ------------      ------------
Dividends to Shareholders from Net Investment Income:
Class A shares .............................................................        (69,070)                -
Class B shares .............................................................       (950,061)                -
Class C shares .............................................................       (134,332)                -
Class D shares .............................................................       (125,815)                -
                                                                               ------------      ------------
  Total Dividends ..........................................................     (1,279,278)                -
                                                                               ------------      ------------
Net increase from transactions in shares of beneficial interest ............    111,578,046       157,350,287
                                                                               ------------      ------------
  Net Increase .............................................................    101,105,496       151,140,409
Net Assets:
Beginning of period ........................................................    151,240,409           100,000
                                                                               ------------      ------------
End of Period
(Including accumulated undistributed net investment income of $1,303,867 and
 $1,192,647, respectively)...................................................   $252,345,905      $151,240,409
                                                                               ============      ============

------------
*     Commencement of operations.


                        See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS [|] AUGUST 31, 2002


1. Organization and Accounting Policies

Morgan Stanley International Value Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities, including depository receipts and securities convertible into common stock, of companies located outside of the United States. The Fund was organized as a Massachusetts business trust on January 11, 2001 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS [|] AUGUST 31, 2002 continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS [|] AUGUST 31, 2002 continued

G. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. Offering Costs - The Investment Manager incurred offering costs on behalf of the Fund in the amount of $125,905 which was reimbursed by the Fund for the full amount thereof. Such expenses were deferred and were fully amortized as of April 26, 2002.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS [|] AUGUST 31, 2002 continued

expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,356,086 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $476,586 and $16,383, respectively and received $57,701 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2002 aggregated $204,748,889, and $94,138,246, respectively.

For the year ended August 31, 2002, the Fund incurred brokerage commissions of $1,863 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Purposes Of And Risks Relating To Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS [|] AUGUST 31, 2002 continued

At August 31, 2002, there were outstanding forward contracts.

At August 31, 2002, investments in securities of issuers in the United Kingdom represented 35.0% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At August 31, 2002 the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:



                                                                                FOR THE PERIOD
                                               FOR THE YEAR                   APRIL 26, 2001*
                                                  ENDED                           THROUGH
                                             AUGUST 31, 2002                  AUGUST 31, 2001
                                     -------------------------------- --------------------------------
                                          SHARES          AMOUNT            SHARES          AMOUNT
                                     --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ...............................     2,756,631    $  25,649,181        1,970,211    $  19,425,932
Reinvestment of dividends ..........         6,221           57,603                -                -
Redeemed ...........................    (2,693,006)     (25,214,289)      (1,033,513)     (10,132,153)
                                        ----------    -------------       ----------    -------------
Net increase - Class A .............        69,846          492,495          936,698        9,293,779
                                        ----------    -------------       ----------    -------------
CLASS B SHARES
Sold ...............................     7,305,188       68,949,596       12,346,969      123,006,979
Reinvestment of dividends ..........        93,885          866,560                -                -
Redeemed ...........................    (3,693,315)     (34,607,723)        (380,000)      (3,707,127)
                                        ----------    -------------       ----------    -------------
Net increase - Class B .............     3,705,758       35,208,433       11,966,969      119,299,852
                                        ----------    -------------       ----------    -------------
CLASS C SHARES
Sold ...............................     2,747,631       25,665,867        1,688,377       16,821,364
Reinvestment of dividends. .........        12,831          118,427                -                -
Redeemed ...........................    (1,764,609)     (16,418,952)         (65,101)        (646,860)
                                        ----------    -------------       ----------    -------------
Net increase - Class C .............       995,853        9,365,342        1,623,276       16,174,504
                                        ----------    -------------       ----------    -------------
CLASS D SHARES
Sold ...............................     8,877,105       84,667,395        1,409,121       14,053,672
Reinvestment of dividends ..........        12,420          115,013                -                -
Redeemed ...........................    (1,930,870)     (18,270,632)        (148,672)      (1,471,520)
                                        ----------    -------------       ----------    -------------
Net increase - Class D .............     6,958,655       66,511,776        1,260,449       12,582,152
                                        ----------    -------------       ----------    -------------
Net increase in Fund ...............    11,730,112    $ 111,578,046       15,787,392    $ 157,350,287
                                        ==========    =============       ==========    =============

------------
*      Commencement of operations.

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS [|] AUGUST 31, 2002 continued

7. Federal Income Tax Status

At August 31, 2002, the Fund had a net capital loss carryover of approximately $2,444,000 which will be available through August 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $4,400,000 during fiscal 2002.

As of August 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency gains and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $81,751, accumulated net realized loss was charged $1,440,841 and accumulated undistributed net investment income was credited $1,522,592.

Morgan Stanley International Value Equity Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                            FOR THE PERIOD
                                                         FOR THE YEAR       APRIL 26, 2001*
                                                            ENDED               THROUGH
                                                       AUGUST 31, 2002      AUGUST 31, 2001
                                                      -----------------   ------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ..............         $9.60               $10.00
                                                            ------              ------
Income (loss) from investment operations:
 Net investment income++  .........................          0.03                 0.03
 Net realized and unrealized loss .................         (0.33)               (0.43)
                                                            ------              ------
Total loss from investment operations .............         (0.30)               (0.40)
                                                            ------              ------
Less dividends from net investment income .........         (0.09)                   -
                                                            ------              ------
Net asset value, end of period ....................         $9.21               $ 9.60
                                                            ======              ======
Total Return+  ....................................         (3.03)%              (4.00)%(1)
Ratios to Average Net Assets(3):
Expenses ..........................................          1.70%                1.88%(2)
Net investment income .............................          0.47%                0.87%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........        $9,297               $9,013
Portfolio turnover rate ...........................            52%                  13%(1)

------------
*     Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL HIGHLIGHTS continued


                                                                            FOR THE PERIOD
                                                         FOR THE YEAR       APRIL 26, 2001*
                                                            ENDED               THROUGH
                                                       AUGUST 31, 2002      AUGUST 31, 2001
                                                      -----------------   ------------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ..............        $9.57              $10.00
                                                           -----              ------
Loss from investment operations:
 Net investment loss++  ...........................        (0.03)                0.00
 Net realized and unrealized loss .................        (0.33)              (0.43)
                                                           -----              ------
Total loss from investment operations .............        (0.36)              (0.43)
                                                           -----              ------
Less dividends from net investment income .........        (0.07)                  -
                                                           -----              ------
Net asset value, end of period ....................        $9.14              $ 9.57
                                                           =====              ======
Total Return+  ....................................        (3.74)%             (4.30)%(1)
Ratios to Average Net Assets(3):
Expenses ..........................................         2.45%               2.63%(2)
Net investment income (loss) ......................        (0.28)%              0.12%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........     $143,200            $114,541
Portfolio turnover rate ...........................           52%                 13%(1)

------------
*     Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL HIGHLIGHTS continued



                                                                            FOR THE PERIOD
                                                         FOR THE YEAR       APRIL 26, 2001*
                                                            ENDED               THROUGH
                                                       AUGUST 31, 2002      AUGUST 31, 2001
                                                      -----------------   ------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ..............        $9.57                $10.00
                                                           -----                ------
Loss from investment operations:
 Net investment loss++  ...........................        (0.03)                 0.00
 Net realized and unrealized loss .................        (0.34)                (0.43)
                                                           -----                ------
Total loss from investment operations .............        (0.37)                (0.43)
                                                           -----                ------
Less dividends from net investment income .........        (0.07)                    -
                                                           -----                ------
Net asset value, end of period ....................        $9.13                $ 9.57
                                                           =====                ======
Total Return+  ....................................        (3.73)%               (4.30)%(1)
Ratios to Average Net Assets(3):
Expenses ..........................................         2.45%                 2.63%(2)
Net investment income (loss) ......................        (0.28)%                0.12%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........      $23,946               $15,558
Portfolio turnover rate ...........................           52%                   13%(1)

------------
*     Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

>

Morgan Stanley International Value Equity Fund
FINANCIAL HIGHLIGHTS continued



                                                                            FOR THE PERIOD
                                                         FOR THE YEAR       APRIL 26, 2001*
                                                            ENDED               THROUGH
                                                       AUGUST 31, 2002      AUGUST 31, 2001
                                                      -----------------   ------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ..............          $9.60            $10.00
                                                             -----            ------
Income (loss) from investment operations:
 Net investment income++  .........................           0.10              0.04
 Net realized and unrealized loss .................          (0.37)            (0.44)
                                                             -----            ------
Total loss from investment operations .............          (0.27)            (0.40)
                                                             -----            ------
Less dividends from net investment income .........          (0.10)                -
                                                             -----            ------
Net asset value, end of period ....................          $9.23            $ 9.60
                                                             =====            ======
Total Return+  ....................................          (2.82)%           (4.00)%(1)
Ratios to Average Net Assets(3):
Expenses ..........................................           1.45%             1.63%(2)
Net investment income .............................           0.72%             1.12%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........        $75,903           $12,128
Portfolio turnover rate ...........................             52%               13%(1)

------------
*     Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley International Value Equity Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Value Equity Fund (the "Fund"), including the portfolio of investments, as of August 31, 2002, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and the period April 26, 2001 (commencement of operations) through August 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Value Equity Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period April 26, 2001 (commencement of operations) through August 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
October 10, 2002


                       2002 Federal Tax Notice (unaudited)

      Of the Fund's ordinary income dividends paid during the fiscal year ended August 31, 2002, 0.45% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley International Value Equity Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:


                                                         Term of
                                                       Office and
                                       Position(s)      Length of
       Name, Age and Address of         Held with         Time
         Independent Trustee            Registrant       Served*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          Number of
                                                                                        Portfolios in
                                                                                            Fund
                                                                                           Complex
       Name, Age and Address of                                                           Overseen
         Independent Trustee             Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer
                                      of Hills Department Stores (May 1991-July
                                      1995); formerly variously Chairman, Chief
                                      Executive Officer, President and Chief
                                      Operating Officer (1987-1991) of the Sears
                                      Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley        129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut,
                                      Space Shuttle Discovery (April 12-19,
                                      1985); Vice Chairman, Huntsman Corporation
                                      (chemical company); member of the Utah
                                      Regional Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its
                                      wholly-owned subsidiary, Allstate
                                      Insurance Company (July 1989-December
                                      1994).



       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of
                                      the board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.


Morgan Stanley International Value Equity Fund
TRUSTEE AND OFFICER INFORMATION continued


                                                         Term of
                                                       Office and
                                         Position(s)    Length of
        Name, Age and Address of          Held with       Time
          Independent Trustee             Registrant     Served*
--------------------------------------- ------------- ------------
Dr. Manuel H. Johnson (53)              Trustee       Since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY



                                                                                            Number of
                                                                                          Portfolios in
                                                                                              Fund
                                                                                             Complex
        Name, Age and Address of                                                            Overseen
          Independent Trustee              Principal Occupation(s) During Past 5 Years    by Trustee**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director     129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group
                                        of Seven Council (G7C), an international
                                        economic commission; formerly Vice
                                        Chairman of the Board of Governors of
                                        the Federal Reserve System and Assistant
                                        Secretary of the U.S. Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and          207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).



        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

Morgan Stanley International Value Equity Fund
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:





                                                         Term of
                                                        Office and
                                     Position(s)         Length of
   Name, Age and Address of           Held with            Time
      Interested Trustee              Registrant          Served*
------------------------------ ----------------------- ------------
Charles A. Fiumefreddo (69)    Chairman and Director   Since
c/o Morgan Stanley Trust       or Trustee              July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Trustee                 Since
1585 Broadway                                          April 1994
New York, NY



                                                                                    Number of
                                                                                  Portfolios in
                                                                                      Fund
                                                                                     Complex
   Name, Age and Address of                                                         Overseen
      Interested Trustee          Principal Occupation(s) During Past 5 Years     by Trustee**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the                 129
c/o Morgan Stanley Trust       Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,   Trusts; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of Morgan
                               Stanley DW, Chairman and Director of the Transfer
                               Agent, and Director and/or officer of various
                               Morgan Stanley subsidiaries (until June 1998) and
                               Chief Executive Officer of the Morgan Stanley
                               Funds and the TCW/DW Term Trusts (until September
                               2002).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since                 129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley (May
                               1999-August 2000), President and Chief Operating
                               Officer of Individual Securities of Morgan
                               Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley               129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley DW;
                               Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer of
                               Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.



   Name, Age and Address of
      Interested Trustee            Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley International Value Equity Fund
TRUSTEE AND OFFICER INFORMATION continued

Officers:


                                                       Term of
                                                      Office and
                                  Position(s)         Length of
   Name, Age and Address of        Held with             Time
      Executive Officer            Registrant          Served*
----------------------------- ------------------- -----------------
Mitchell M. Merin (49)        President and       President since
1221 Avenue of the Americas   Chief Executive     May 1999 and
New York, NY                  Officer             Chief Executive
                                                  Officer since
                                                  September 2002

Barry Fink (47)               Vice President,     Since
1221 Avenue of the Americas   Secretary and       February 1997
New York, NY                  General Counsel

Thomas F. Caloia (56)         Treasurer           Since
c/o Morgan Stanley Trust                          April 1989
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since
1221 Avenue of the Americas                       October 1998
New York, NY

Joseph J. McAlinden (59)      Vice President      Since
1221 Avenue of the Americas                       July 1995
New York, NY

Francis Smith (37)            Vice President      Since
c/o Morgan Stanley Trust      and Chief           September 2002
Harborside Financial Center   Financial Officer
Plaza Two,
Jersey City, NJ






   Name, Age and Address of
      Executive Officer                                   Principal Occupation(s) During Past 5 Years
----------------------------- ---------------------------------------------------------------------------------------------------
Mitchell M. Merin (49)        President and Chief Operating Officer of Morgan Stanley Investment Management (since
1221 Avenue of the Americas   December 1998); President, Director (since April 1997) and Chief Executive Officer (since
New York, NY                  June 1998) of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive
                              Officer and Director of the Distributor (since June 1998); Chairman (since June 1998) and Director
                              (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries;
                              President (since May 1999) and Chief Executive Officer (since September 2002) of the Morgan
                              Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen investment companies
                              (since December 1999); previously Chief Strategic Officer of the Investment Manager and Morgan
                              Stanley Services and Executive Vice President of the Distributor (April 1997-June 1998), Vice
                              President of the Morgan Stanley Funds (May 1997-April 1999), and Executive Vice President of
                              Morgan Stanley.

Barry Fink (47)               General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan
1221 Avenue of the Americas   Stanley Investment Management; Managing Director (since December 2000), and Secretary and
New York, NY                  General Counsel (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Vice President, Secretary
                              and General Counsel of the Morgan Stanley Funds and TCW/DW Term Trusts (since February 1997);
                              Vice President and Secretary of the Distributor; previously, Senior Vice President, Assistant
                              Secretary and Assistant General Counsel of the Investment Manager and Morgan Stanley Services.

Thomas F. Caloia (56)         First Vice President and Assistant Treasurer of the Investment Manager, the Distributor and Morgan
c/o Morgan Stanley Trust      Stanley Services; Treasurer of the Morgan Stanley Funds.
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Managing Director, Chief Administrative Officer and Director (since February 1999) of the
1221 Avenue of the Americas   Investment Manager and Morgan Stanley Services and Chief Executive Officer and Director of the
New York, NY                  Transfer Agent; previously Managing Director of the TCW Group Inc.

Joseph J. McAlinden (59)      Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley
1221 Avenue of the Americas   Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent;
New York, NY                  Chief Investment Officer of the Van Kampen Funds.

Francis Smith (37)            Vice President and Chief Financial Officer of the Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust      Trusts (since September 2002); Executive Director of the Investment Manager and Morgan Stanley
Harborside Financial Center   Services (since December 2001). Formerly, the Vice President of the Investment Manager and
Plaza Two,                    Morgan Stanley Services (August 2000-November 2001), Senior Manager at
Jersey City, NJ               PricewaterhouseCoopers LLP (January 1998-August 2000) and Associate-Fund Administration at
                              BlackRock Financial Management (July 1996-December 1997).

------------
 * Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robinson
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member of SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.


[MORGAN STANLEY GRAPHIC OMITTED]



[MORGAN STANLEY GRAPHIC OMITTED]


MORGAN STANLEY
INTERNATIONAL
VALUE EQUITY FUND











Annual Report
August 31, 2002
39906RPT-8220102-AP-9/02
-------------------------------------------------------------------------------